Commitments and Contingencies - Schedule of Milestone Payment (Details)	Dec. 31, 2022 USD ($)
Revenue Recognition Milestone Method [Line Items]
Total potential milestone payments	$ 5,625,000
First Dosing of Patient In U S Phase1 Trial
Revenue Recognition Milestone Method [Line Items]
Total potential milestone payments	250,000
US Phase 1 Trial Completion with Endpoints Met
Revenue Recognition Milestone Method [Line Items]
Total potential milestone payments	500,000
US Phase 2 Trial Completion with Endpoints Met
Revenue Recognition Milestone Method [Line Items]
Total potential milestone payments	875,000
FDA Approval
Revenue Recognition Milestone Method [Line Items]
Total potential milestone payments	$ 4,000,000